Accumulation Units - Schedule of changes in the number of accumulation units outstanding (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding:
Beginning of period (in shares)	61.3	62.4	60.4
Credited for premiums (in shares)	6.5	6.6	8.2
Annuity, other periodic payments, withdrawals and death benefits (in shares)	(7.1)	(7.7)	(6.2)
End of period (in shares)	60.7	61.3	62.4